Share Based Payment - Summary of Number and Weighted Average Exercise Price of Share Options (Detail)	12 Months Ended
	Mar. 31, 2020 shares $ / shares	Mar. 31, 2019 shares $ / shares	Mar. 31, 2018 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average exercise price per share outstanding, beginning balance	$ 1.98
Weighted average exercise price per share outstanding, ending balance	$ 1.98	$ 1.98
Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options outstanding, beginning balance | shares	5,734,826	5,433,399	6,367,186
Number of options, granted | shares	1,334,759	1,325,531	690,757
Number of options, Forfeited and expired | shares	(319,399)	(307,257)	(559,023)
Number of options, Exercised | shares	(312,764)	(716,847)	(1,065,521)
Number of options outstanding, ending balance | shares	6,437,422	5,734,826	5,433,399
Number of options, exercisable | shares	2,812,252	1,650,767	1,313,158
Weighted average exercise price per share outstanding, beginning balance	$ 0.0005	$ 0.0005	$ 0.0005
Weighted average exercise price per share, Granted	0.0005	0.0005	0.0005
Weighted average exercise price per share, Forfeited and expired	0.0005	0.0005	0.0005
Weighted average exercise price per share, Exercised	0.0005	0.0005	0.0005
Weighted average exercise price per share outstanding, ending balance	0.0005	0.0005	0.0005
Weighted average exercise price per share, ending balance	$ 0.0005	0.0005	0.0005
Employee Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, granted | shares	21,588
Number of options outstanding, ending balance | shares	21,588
Weighted average exercise price per share, Granted	$ 2,229
Weighted average exercise price per share outstanding, ending balance	2,229
MakeMyTrip.com Equity Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average exercise price per share outstanding, beginning balance	1.98	1.28	1.14
Weighted average exercise price per share, Exercised		1.23	0.63
Weighted average exercise price per share outstanding, ending balance	1.98	1.98	1.28
Weighted average exercise price per share, ending balance	$ 1.98	$ 1.98	$ 1.28
Number of options outstanding, beginning balance | shares	17,839	261,410	333,121
Number of options, Exercised | shares		(243,571)	(71,711)
Number of options outstanding, ending balance | shares	17,839	17,839	261,410
Number of options, exercisable | shares	17,839	17,839	261,410